Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning balance	€ 782
Increase in net defined benefit liability (asset) resulting from current service cost	137	€ 169
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	25	8
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	51	(258)
Increase (decrease) in net defined benefit liability (asset) resulting from service paid to employees	(18)	0
Defined benefit obligation, ending balance	€ 978	€ 782